RISK MANAGEMENT POLICIES (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	€ 26,553		€ 12,929	€ 89,274
Current liabilities	21,955	€ 22,717	23,321	11,558
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Current assets	969	665	483	150
Current liabilities	2,378	784	996	829
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Current assets	5,501	4,006	5,354	1,337
Current liabilities	1,697	2,036	5,529	2,427
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Current assets	15,408	11,027	4,788	1,734
Current liabilities	15,440	17,090	14,164	6,699
Panama, Balboa
IfrsStatementLineItems [Line Items]
Current assets	3,344	2,678	922
Current liabilities	2,012	2,268	1,214
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Current assets	1,331	1,587	1,368	290
Current liabilities	428	539	1,361	1,444
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Current assets				85,763
Current liabilities			57	158
United Kingdom, Pounds
IfrsStatementLineItems [Line Items]
Current assets			14
Current liabilities				€ 1